Capital Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Capital Transactions

Note 8 - Capital Transactions

On January 23, 2017, pursuant to the terms of the securities purchase agreement, dated October 4, 2016, between our company and the selling stockholders, we completed a private placement whereby the selling stockholders purchased 8,823,530 shares of common stock at a price of $0.34 per share, for aggregate gross proceeds of $3,000,000. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On February 1, 2017, pursuant to the terms of the securities purchase agreement, we completed a second and final private placement whereby the selling stockholders purchased 11,764,713 shares of common stock at a price of $0.34 per share, for aggregate gross proceeds of $4,000,000. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933. We incurred approximately $17,000 of offering costs related to the private placements for the three months ended March 31, 2017.

On March 7, 2017, we issued 600,000 shares of fully vested common stock as part of a share bonus to three executive officers. The stock price on date of issuance was $0.56 per share. The recipients of the shares of common stock are key employees of our company, and the issuance of the common stock is exempt from registration under Section 4(2) of the Securities Act of 1933. Total stock based compensation related to this transation for the three months ended March 31, 2017 was $336,000 and is included in operating expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.

On March 31, 2017, a former employee exercised 35,000 options previously issued to her, at an exercise price of $0.22 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 22,475 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

Note 7 - Capital transactions

On January 7, 2016, we issued a total of 50,000 incentive stock options to one of our independent directors at a fair market value exercise price of $0.21 per share. The options vest one third each year over the next three years, provided the recipient is still a director of our company. The options may be exercised, once vested, at any time prior to 10 years from the date of grant. The issuance of the options was exempt from registration under Section 4(2) of the Securities Act of 1933.

On January 15, 2016, a former employee exercised 200,000 options previously issued to him, at an exercise price of $0.08 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 128,000 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On March 4, 2016, a former employee exercised 150,000 options previously issued to him, at an exercise price of $0.15 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 47,727 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On October 10, 2016, we issued 650,000 incentive stock options to one employee under our 2011 Stock Option Plan. The options were issued with a fair market value exercise price of $0.34 per share. The options vest as following; (i) 200,000 shares, as of October 10, 2016, (ii ) 250,000 shares, as of one year after the date of issuance, and (iii) 200,000 shares, as of two years after the date issuance, provided the recipient is still employed by our company at the time of vesting. The options may be exercised, once vested, at any time prior to 10 years from the date of grant. The recipient of the options is a key employee of our company, and the issuance of the options was exempt from registration under Section 4(2) of the Securities Act of 1933.

On October 28, 2016, a former employee exercised 300,000 options previously issued to him, at an exercise price of $0.22 per share. The exercise was cashless, such that the exercise price was paid in shares of our common stock, resulting in a net issuance of 140,268 shares. The shares were issued as restricted stock, with a restrictive legend placed on the share certificate. The issuance of the shares was exempt from registration under Regulation D and Section 4(2) of the Securities Act of 1933.

On November 30, 2016, we issued 75,000 incentive stock options to one employee under our 2011 Stock Option Plan. The options were issued with a fair market value exercise price of $0.34 per share. The options vest over three years, provided the recipient is still employed by our company at the time of vesting. The options may be exercised, once vested, at any time prior to 10 years from the date of grant. The recipient of the options is a key employee of our company, and the issuance of the options was exempt from registration under Section 4(2) of the Securities Act of 1933.